Other investments (Tables)	12 Months Ended
Dec. 31, 2018
Other investments
Schedule of other investments

	2018	2017	2016
	$m	$m	$m
Non-current investments
Equity securities at fair value through other comprehensive income	833	–	–
Equity securities available for sale	–	933	727
Total	833	933	727
Current investments
Fixed income securities at fair value through profit and loss	809	–	–
Fixed income securities available for sale	–	1,150	847
Fixed deposits	40	80	37
Total	849	1,230	884

Schedule of analysis equity securities and bonds available for sale

	2018	2018	2017	2016
	FVPL	FVOCI	AFS	AFS
	$m	$m	$m	$m
Level 1	809	667	1,408	933
Level 2	–	–	–	–
Level 3	–	166	675	641
Total	809	833	2,083	1,574

Schedule of fair value movements in level 3 investments

	2018	2017	2016
	FVOCI	AFS	AFS
	$m	$m	$m
At 1 January	675	641	352
Additions	79	53	210
Revaluations	(147)	(1)	110
Transfers out	(434)	(12)	(12)
Disposals	(6)	(15)	(2)
Impairments and exchange adjustments	(1)	9	(17)
At 31 December	166	675	641